Dividend income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend income
Dividend income	$ 186	$ 227	$ 246
Financial assets at fair value through profit or loss category
Dividend income
Dividend income	13	28	40
Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	173	199	206
NAFTRAC (Exchange-traded fund or ETF) | Financial assets at fair value through profit or loss category
Dividend income
Dividend income	5	9	36
Grupo Mexico, S.A.B. de C.V. | Financial assets at fair value through profit or loss category
Dividend income
Dividend income	8
Grupo Cementos de Chihuahua, S.A.B. de C.V | Financial assets at fair value through profit or loss category
Dividend income
Dividend income		1	3
Fomento Economico Mexicano, S.A.B. de C.V. | Financial assets at fair value through profit or loss category
Dividend income
Dividend income			1
Wal-Mart de Mexico, S.A.B. de C.V. | Financial assets at fair value through profit or loss category
Dividend income
Dividend income		1
Organization Soriano, S.A.B. de C.V | Financial assets at fair value through profit or loss category
Dividend income
Dividend income		17
Controladora Prosa, S.A. de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income		64	73
Trans Union de Mexico, S.A. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	126	88	88
Bolsa Mexicana de Valores, S.A.B, de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	31	29	25
Dun and Bradstreet de Mexico S.A. de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	$ 16	$ 18	$ 20